SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - 12 months ended Dec. 31, 2019 € in Thousands, R$ in Thousands, $ in Thousands	EUR (€)	BRL (R$)	USD ($)	BRL (R$)
Biological assets
Period of forest formation in which historical cost approximates fair value	2 years	2 years
Ensyn Corporation
New standards, revisions and interpretation not yet in force
Goodwill			$ 40,049	R$ 154,578
Consideration paid			43,000	165,928
Carrying amount of the net assets of the investee			$ 2,941	11,350
Spinnova Oy
New standards, revisions and interpretation not yet in force
Bargain purchase	€ 6,748	R$ 32,705
Consideration paid	12,500			55,928
Carrying amount of the net assets of the investee	€ 19,248			R$ 87,915